UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Palo Alto Investors, LLC

Address:   470 University Avenue
           Palo Alto, CA 94301


Form 13F File Number: 28-10266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Shamia
Title:  Chief Operating Officer
Phone:  (650) 325-0772

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Shamia                    Palo Alto, CA                      8/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              60

Form 13F Information Table Value Total:  $      882,555
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Abiomed Inc.                        COM            003654100    9,250    955,540                                 955,540      0    0
Alimera Sciences, Inc.              COM            016259103    4,117    553,330                                 553,330      0    0
AMAG Pharmaceuticals, Inc.          COM            00163u106   50,747  1,477,349                               1,477,349      0    0
Amicus Therapeutics, Inc.           COM            03152W109   14,315  6,390,420                               6,390,420      0    0
ArthroCare Corp.                    COM            043136100   34,103  1,112,660                               1,112,660      0    0
Auxilium Pharmaceuticals, Inc.      COM            05334D107   49,273  2,096,731                               2,096,731      0    0
Biomarin Pharmaceuticals, Inc       COM            09061G101   22,395  1,181,193                               1,181,193      0    0
Biomimetic Therapeutics, Inc.       COM            09064X101    1,639    147,408                                 147,408      0    0
BroadVision, Inc.                   COM            111412706    8,853    743,945                                 743,945      0    0
Celgene Corp.                       COM            151020104    5,008     98,553                                  98,553      0    0
Ceragon Networks Ltd.               COM            M22013102   17,534  2,369,524                               2,369,524      0    0
Contango Oil & Gas Company          COM            21075n204   13,872    310,000                                 310,000      0    0
Cubist Pharmaceuticals, Inc.        COM            229678107   23,534  1,142,421                               1,142,421      0    0
Cyberonics, Inc.                    COM            23251P102   94,517  3,991,443                               3,991,443      0    0
Cytokinetics Inc.                   COM            23282W100    1,498    632,031                                 632,031      0    0
Demandtec Inc.                      COM            24802R506      647     95,900                                  95,900      0    0
DivX, Inc                           COM            255413106      204     26,600                                  26,600      0    0
Energy Recovery Inc.                COM            29270J100    3,656    913,900                                 913,900      0    0
Enernoc                             COM            292764107      314     10,000                                  10,000      0    0
ev3 Inc.                            COM            26928A200    3,855    172,035                                 172,035      0    0
Evergreen Solar, Inc. 4% Due        NOTE           30033RAC2    9,446     32,294                                  32,294      0    0
7/15/2013
First Solar Inc.                    COM            336433107    2,846     25,000                                  25,000      0    0
Gastar Exploration Ltd.             COM            367299104   14,695  4,070,544                               4,070,544      0    0
Genoptix Inc.                       COM            37243V100    5,447    316,690                                 316,690      0    0
Genzyme Corporation                 COM            372917104    4,760     93,764                                  93,764      0    0
Guaranty Bancorp                    COM            40075t102      847    798,900                                 798,900      0    0
interCLICK, Inc.                    COM            458483203    7,628  2,072,701                               2,072,701      0    0
Intermune Inc.                      COM            45884X103    2,583    276,265                                 276,265      0    0
Kodiak Oil & Gas Corp.              COM            50015Q100      540    169,400                                 169,400      0    0
Limelight Networks, Inc.            COM            53261M104   24,560  5,594,473                               5,594,473      0    0
Medicis Pharmaceutical Corp.        COM            584690309   45,918  2,098,640                               2,098,640      0    0
Medivation, Inc.                    COM            58501n101    5,236    592,361                                 592,361      0    0
Momenta Pharmaceuticals, Inc.       COM            60877T100   22,545  1,838,932                               1,838,932      0    0
Northern Oil and Gas Inc.           COM            665531109   15,831  1,232,930                               1,232,930      0    0
NuVasive Inc.                       COM            670704105    5,506    155,265                                 155,265      0    0
NxStage Medical, Inc.               COM            67072V103   11,609    782,286                                 782,286      0    0
OCZ Technology Group Inc            COM            67086E303      850    333,332                                 333,332      0    0
Onyx Pharmaceuticals, Inc.          COM            683399109   58,023  2,687,510                               2,687,510      0    0
Orexigen Therapeutics, Inc.         COM            686164104      101     24,150                                  24,150      0    0
Orthovita Inc.                      COM            68750U102    1,693    834,213                                 834,213      0    0
Procera Networks Inc                COM            74269U104    2,404  5,250,000                               5,250,000      0    0
Progenics Pharmaceuticals Inc.      COM            743187106      548    100,000                                 100,000      0    0
Protalix Biotherapeutics Inc.       COM            74365A101    1,100    180,053                                 180,053      0    0
pSivida Corporation                 COM            74440J101    1,223    338,734                                 338,734      0    0
Questcor Pharmaceuticals, Inc.      COM            74835Y101   30,173  2,955,269                               2,955,269      0    0
Rigel Pharmaceuticals Inc.          COM            766559603    1,378    191,407                                 191,407      0    0
Riverbed Technology, Inc.           COM            768573107    6,137    222,200                                 222,200      0    0
Savient Pharmaceuticals, Inc.       COM            80517Q100   54,751  4,345,303                               4,345,303      0    0
Sequenom Inc.                       COM            817337405   13,105  2,262,600                               2,262,600      0    0
Sonde Resources Corp.               COM            835426107    9,280  3,000,500                               3,000,500      0    0
Sonic Solutions                     COM            835460106    1,582    189,500                                 189,500      0    0
Spectrum Pharmaceuticals Inc.       COM            84763A108      196     50,000                                  50,000      0    0
STAAR Surgical Company              COM            852312305    9,771  1,708,197                               1,708,197      0    0
Toreador Resources Corporation      COM            891050106    9,808  1,783,200                               1,783,200      0    0
Transatlantic Petroleum Ltd.        COM            899821059    2,767    872,900                                 872,900      0    0
Triangle Petroleum Corporation      COM            89600B102    8,851 14,751,350                              14,751,350      0    0
Unica Corporation                   COM            904583101   21,324  2,225,864                               2,225,864      0    0
United Therapeutics Corp            COM            91307C102   33,687    690,164                                 690,164      0    0
Vanda Pharmaceutical Inc.           COM            921659108    7,641  1,156,028                               1,156,028      0    0

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ViroPharma Incorporated             COM            928241108   66,834  5,962,026                               5,962,026      0    0